Leases - Maturity analysis of lease liabilities (Details)	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 6,614,192
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	3,220,750
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	357,113
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	229,332
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,121,321
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	353,380
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 332,296